Offerings	Aug. 07, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 232,745,239
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,142.12
Offering Note

(1)
There are being registered hereunder such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) warrants to purchase common stock, preferred stock or debt securities, and (e) units consisting of some or all of these securities in any combination, to be sold by the registrant from time to time at unspecified prices which shall have an aggregate initial offering price not to exceed $300,000,000. There are also being registered hereunder an indeterminate number of shares of common stock and preferred stock as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the Securities Act), the shares being registered hereunder include such indeterminate number of shares of the registrant's securities as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum per security and aggregate offering prices will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.

Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-276462
Carry Forward Initial Effective Date	Jan. 23, 2024
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-276462
Carry Forward Initial Effective Date	Jan. 23, 2024
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-276462
Carry Forward Initial Effective Date	Jan. 23, 2024
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-276462
Carry Forward Initial Effective Date	Jan. 23, 2024
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-276462
Carry Forward Initial Effective Date	Jan. 23, 2024
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 67,254,761
Carry Forward Form Type	S-3
Carry Forward File Number	333-276462
Carry Forward Initial Effective Date	Jan. 23, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 9,926.8
Offering Note

(2)
Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement represent $67,254,761 of unsold securities (the “Unsold Securities”) previously registered pursuant to a registration statement on Form S-3 (File No. 333-276462), initially filed by the registrant with the Securities and Exchange Commission on January 10, 2024 and declared effective on January 23, 2024 (the “Prior Registration Statement”). The Prior Registration Statement registered securities for a maximum aggregate offering price of $175,000,000, and of that amount the registrant has previously sold securities for an aggregate offering price of $107,745,239, leaving a balance of unsold securities with an aggregate offering price of $67,254,761. In connection with the filing of the Prior Registration Statement, the registrant paid a filing fee of $25,830.00 associated with the offering of the securities registered thereunder (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement), calculated in accordance with Rule 457(o) under the Securities Act. Of this amount, $9,926.80 is associated with the Unsold Securities. The registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities under the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.